Revenue - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [Line Items]
Total revenue	$ 740.7	$ 676.2	$ 630.1
United States [Member]
Revenue [Line Items]
Total revenue	513.8	469.0	437.3
Canada [Member]
Revenue [Line Items]
Total revenue	224.0	205.2	191.0
Other Country [Member]
Revenue [Line Items]
Total revenue	$ 2.9	$ 2.0	$ 1.8